Shareholder Report, Average Annual Return (Details) 74200009300_Franklin U.S. Government Securities Fund_Advisor Class_TSR Annual {Advisor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	2.66%	(0.32%)	0.92%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Bloomberg U.S. Government - Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government - Intermediate Index
Average Annual Return, Percent	3.51%	0.36%	1.55%